Other Non-Current Assets	12 Months Ended
Mar. 31, 2024
Other Non-Current Assets [Abstract]
Other non-current Assets
13.	Other non-current Assets

	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB

Deposits (a)	3,165	3,455
Long-term loan receivables (b)	3,421	-
	6,586	3,455

(a)	Deposits mainly consisted of rental deposits and deposit for online stores operated on third party platforms, which will be collected after one year.

(b)	From May 2021 to May 2022, the Company entered into interest free loan agreements with three third parties for total principal amounts of RMB3.4 million. The repayment terms of the loan agreements ranged from 24 months to 36 months with due dates from May 2024 to June 2025. As of March 31, 2023 and 2024, the balances of long-term loan receivables were RMB3.4 million and Nil, respectively.